Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 648,401	£ 583,201	£ 494,117
Operating expenses		(681,117)	(692,520)	(538,424)
Other operating income		1,112
Profit on disposal of intangible assets		20,424	21,935	7,381
Operating loss		(11,180)	(87,384)	(36,926)
Finance costs		(44,917)	(85,915)	(36,411)
Finance income		23,523	23,676	49,310
Net finance (costs)/income		(21,394)	(62,239)	12,899
Loss before income tax		(32,574)	(149,623)	(24,027)
Income tax credit/(expense)		3,896	34,113	(68,189)
Loss for the year		£ (28,678)	£ (115,510)	£ (92,216)
Loss per share during the year
Basic loss per share		£ (0.1759)	£ (0.7086)	£ (0.5660)
Diluted loss per share	[1]	£ (0.1759)	£ (0.7086)	£ (0.5660)

[1]	For the years ended 30 June 2023, 2022 and 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.